Note 14 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk	6 Months Ended
Jun. 30, 2020
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk
Derivatives - Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk

14. Derivatives- Hedge accounting and fair value changes of the hedged items in portfolio hedges of interest rate risk

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	June 2020	December 2019
ASSETS
Derivatives - Hedge accounting	2,531	1,729
Fair value changes of the hedged items in portfolio hedges of interest rate risk	60	28
LIABILITIES
Derivatives - Hedge accounting	2,368	2,233